                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-07021

                      (Investment Company Act File Number)

                     Federated Investment Series Funds, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/03

              Date of Reporting Period: Fiscal year ended 11/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Bond Fund

Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

17TH ANNUAL SHAREHOLDER REPORT

November 30, 2003

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND CORPORATION OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,			Period Ended	Year Ended October 31,
	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$8.49	$8.72	$8.55	$8.65	$9.11	$9.82
Income From Investment Operations:
Net investment income	0.58	0.62 [2]	0.66	0.06	0.69	0.67
Net realized and unrealized gain (loss) on investments	0.55	(0.25)[2]	0.19	(0.10)	(0.44)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	1.13	0.37	0.85	(0.04)	0.25	(0.03)

Less Distributions:
Distributions from net investment income	(0.58)	(0.60)	(0.68)	(0.06)	(0.71)	(0.68)

Net Asset Value, End of Period	$9.04	$8.49	$8.72	$8.55	$8.65	$9.11

Total Return[3]	13.62%	4.43%	10.24%	(0.46)%	2.81%	(0.35)%

Ratios to Average Net Assets:

Expenses	1.05%	1.06%	1.06%	1.05%[4]	1.05%	1.06%

Net investment income	6.32%	7.13%[2]	7.51%	8.38%[4]	7.85%	7.07%

Expense waiver/reimbursement[5]	0.16%	0.16%	0.17%	0.21%[4]	0.18%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$377,436	$319,597	$232,594	$217,008	$216,101	$249,056

Portfolio turnover	28%	27%	31%	2%	27%	30%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01 and decrease the ratio of net investment income to average net assets from 7.26% to 7.13%. Per share, ratios and supplemental data for periods to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,			Period Ended	Year Ended October 31,
	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$8.51	$8.74	$8.57	$8.66	$9.12	$9.83
Income From Investment Operations:
Net investment income	0.51	0.55 [2]	0.60	0.05	0.63	0.60
Net realized and unrealized gain (loss) on investments	0.55	(0.25)[2]	0.18	(0.09)	(0.45)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	1.06	0.30	0.78	(0.04)	0.18	(0.10)

Less Distributions:
Distributions from net investment income	(0.51)	(0.53)	(0.61)	(0.05)	(0.64)	(0.61)

Net Asset Value, End of Period	$9.06	$8.51	$8.74	$8.57	$8.66	$9.12

Total Return[3]	12.69%	3.60%	9.35%	(0.42)%	2.02%	(1.11)%

Ratios to Average Net Assets:

Expenses	1.85%	1.86%	1.86%	1.85%[4]	1.85%	1.86%

Net investment income	5.52%	6.33%[2]	6.70%	7.56%[4]	7.05%	6.27%

Expense waiver/reimbursement[5]	0.11%	0.11%	0.12%	0.16%[4]	0.13%	0.11%

Supplemental Data:

Net assets, end of period (000 omitted)	$480,042	$426,299	$380,016	$286,738	$288,505	$345,034

Portfolio turnover	28%	27%	31%	2%	27%	30%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,			Period Ended	Year Ended October 31,
	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$8.52	$8.74	$8.57	$8.66	$9.12	$9.83
Income From Investment Operations:
Net investment income	0.51	0.54 [2]	0.60	0.05	0.63	0.60
Net realized and unrealized gain (loss) on investments	0.55	(0.23)[2]	0.18	(0.09)	(0.45)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	1.06	0.31	0.78	(0.04)	0.18	(0.10)

Less Distributions:
Distributions from net investment income	(0.51)	(0.53)	(0.61)	(0.05)	(0.64)	(0.61)

Net Asset Value, End of Period	$9.07	$8.52	$8.74	$8.57	$8.66	$9.12

Total Return[3]	12.68%	3.70%	9.33%	(0.42)%	2.02%	(1.11)%

Ratios to Average Net Assets:

Expenses	1.85%	1.86%	1.86%	1.85%[4]	1.85%	1.86%

Net investment income	5.52%	6.33%[2]	6.70%	7.56%[4]	7.04%	6.27%

Expense waiver/reimbursement[5]	0.11%	0.11%	0.12%	0.16%[4]	0.13%	0.11%

Supplemental Data:

Net assets, end of period (000 omitted)	$91,905	$77,272	$82,973	$74,250	$75,821	$92,875

Portfolio turnover	28%	27%	31%	2%	27%	30%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,			Period Ended	Year Ended October 31,
	2003	2002	2001	11/30/2000 [1]	2000	1999
Net Asset Value, Beginning of Period	$8.52	$8.75	$8.57	$8.67	$9.12	$9.83
Income From Investment Operations:
Net investment income	0.57	0.61 [2]	0.66	0.06	0.70	0.67
Net realized and unrealized gain (loss) on investments	0.55	(0.24)[2]	0.20	(0.10)	(0.44)	(0.70)

TOTAL FROM INVESTMENT OPERATIONS	1.12	0.37	0.86	(0.04)	0.26	(0.03)

Less Distributions:
Distributions from net investment income	(0.57)	(0.60)	(0.68)	(0.06)	(0.71)	(0.68)

Net Asset Value, End of Period	$9.07	$8.52	$8.75	$8.57	$8.67	$9.12

Total Return[3]	13.53%	4.39%	10.30%	(0.46)%	2.92%	(0.35)%

Ratios to Average Net Assets:

Expenses	1.08%	1.09%	1.09%	1.08%[4]	1.08%	1.09%

Net investment income	6.28%	7.10%[2]	7.48%	8.33%[4]	7.82%	7.02%

Expense waiver/reimbursement[5]	0.13%	0.13%	0.14%	0.18%[4]	0.15%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$246,014	$252,905	$301,788	$306,621	$313,811	$375,902

Portfolio turnover	28%	27%	31%	2%	27%	30%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 7.23% to 7.10%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

Over the fiscal year period, both economic growth and corporate earnings accelerated, relative to the prior year. The fund performed very well relative to its peer group as represented by the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).1 The predominant reason for the strong absolute and relative performance was an increase in the high yield corporate bond component of the fund, which ended the year at over 30 percent of assets.2 The fund represents an overall investment grade portfolio, with the ability to allocate up to 35 percent to the lower quality, high yield market. Given that high yield bonds significantly outperformed higher quality bonds over the fiscal year period, fund shareholders were in a position to benefit from price appreciation, even as interest rates rose, which would normally result in price depreciation for an investment grade fund. Class F Shares posted a total return for the 12-month reporting period ended November 30, 2003 of 13.53% based on net asset value.3 Income generated by the fund contributed to the total return. The fund's Class A, B and C Shares had total returns of 13.62%, 12.69% and 12.68%, respectively, based on net asset value.3 The fund outperformed the 9.29% return of its peers in the LCDBBB.

1 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges.

2 High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price (i.e., less any applicable sales charge) for Class A, B, C and F Shares were 8.51%, 7.19%, 10.21% and 11.36%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

GROWTH OF $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Bond Fund (Class A Shares) (the "Fund") from June 28, 1995 (start of performance) to November 30, 2003, compared to the Lehman Brothers Credit Bond Index (LBCB)2 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).3

Average Annual Total Return[4] for the Period Ended November 30, 2003
1 Year	8.51%
5 Years	4.56%
Start of Performance (6/28/1995)	6.15%

Past performance is no guarantee of future results. This line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCB and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBCB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. This index is unmanaged and investments cannot be made in an index.

3 The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total returns quoted reflects all applicable sales charges.

GROWTH OF $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Bond Fund (Class B Shares) (the "Fund") from June 28, 1995 (start of performance) to November 30, 2003, compared to the Lehman Brothers Credit Bond Index (LBCB)2 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).3

Average Annual Total Return[4] for the Period Ended November 30, 2003
1 Year	7.19%
5 Years	4.41%
Start of Performance (6/28/1995)	5.94%

Past performance is no guarantee of future results. This line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge or any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCB and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBCB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged and investments cannot be made in an index.

3 The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Bond Fund (Class C Shares) (the "Fund") from June 28, 1995 (start of performance) to November 30, 2003, compared to the Lehman Brothers Credit Bond Index (LBCB)2 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).3

Average Annual Total Return[4] for the Period Ended November 30, 2003
1 Year	10.51%
5 Years	4.53%
Start of Performance (6/28/1995)	5.79%

Past performance is no guarantee of future results. This line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCB and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBCB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged and investments cannot be made in an index.

3 The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Bond Fund (Class F Shares) (the "Fund") from October 31, 1994 to November 30, 2003 compared to the Lehman Brothers Credit Bond Index (LBCB)2 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).3

Average Annual Total Return[4] for the Period Ended November 30, 2003
1 Year	11.36%
5 Years	5.33%
10 Years	6.47%
Start of Performance (5/20/1987)	8.34%

Past performance is no guarantee of future results. This line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCB and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBCB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged and investments cannot be made in an index.

3 The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2003

Principal Amount			Value
		CORPORATE BONDS--55.6%
		Basic Ind. - Chemicals--0.3%
$5,900,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	$4,159,500

		Basic Ind. - Metals & Mining--3.0%
9,600,000		Barrick Gold Corp., Finance, Inc., Deb., 7.50%, 5/1/2007	10,760,640
3,900,000		Inco Ltd., 5.70%, 10/15/2015	3,922,152
2,500,000		Noranda, Inc., 6.00%, 10/15/2015	2,518,325
7,500,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	7,707,900
9,750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	10,994,003

		TOTAL	35,903,020

		Basic Ind. - Paper--1.3%
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	2,793,000
5,000,000		Westvaco Corp., 7.65%, 3/15/2027	5,776,300
2,800,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	2,915,752
4,200,000		Weyerhaeuser Co., Note, 6.125%, 3/15/2007	4,521,300

		TOTAL	16,006,352

		Cap. Goods - Aerospace & Defense--1.1%
2,750,000	[2]	Boeing Capital Corp., 6.50%, 2/15/2012	3,007,455
2,235,000	[2]	Lockheed Martin Corp., Note, 8.20%, 12/1/2009	2,704,171
5,165,000	[2]	Raytheon Co., 8.20%, 3/1/2006	5,750,918
2,075,000		Raytheon Co., Note, 6.75%, 8/15/2007	2,280,944

		TOTAL	13,743,488

		Cap. Goods - Building Materials--0.7%
2,700,000		CRH America, Inc., 5.30%, 10/15/2013	2,723,814
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,868,445

		TOTAL	8,592,259

		Cap. Goods - Diversified Manufacturing--0.6%
5,250,000	[1]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	5,384,715
1,350,000		Kennametal, Inc., 7.20%, 6/15/2012	1,434,807

		TOTAL	6,819,522

		Cap. Goods - Environmental--1.8%
2,000,000		Republic Services, Inc., 7.125%, 5/15/2009	2,287,880
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	663,606
7,750,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	8,651,015
8,210,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	9,584,436

		TOTAL	21,186,937

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media & Cable--3.4%
$615,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	$716,561
5,100,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	5,613,162
4,500,000		CF Cable TV, Inc., Note, 9.125%, 7/15/2007	4,792,500
3,600,000		Comcast Corp., 5.30%, 1/15/2014	3,554,424
1,000,000		Comcast Corp., 6.50%, 1/15/2015	1,075,200
1,500,000		Comcast Corp., 7.05%, 3/15/2033	1,608,270
11,290,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	12,911,470
3,500,000		Cox Communications, Inc., Medium Term Note, 6.69%, 9/20/2004	3,636,430
6,250,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	6,968,750

		TOTAL	40,876,767

		Communications - Media Noncable--2.0%
2,550,000		Clear Channel Communications, Inc., 7.65%, 9/15/2010	2,984,571
9,520,000		Reed Elsevier Capital, Inc., 6.75%, 8/1/2011	10,758,933
8,250,000		Univision Communications, Inc., 7.85%, 7/15/2011	9,554,325

		TOTAL	23,297,829

		Communications - Telecom Wirelines--2.9%
8,400,000		CenturyTel, Inc., 8.375%, 10/15/2010	10,186,260
1,975,000		Citizens Communications Co., 9.00%, 8/15/2031	2,580,693
8,100,000		Sprint Capital Corp., Company Guarantee, 7.625%, 1/30/2011	8,914,617
7,690,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	8,350,802
3,100,000	[1]	Telefonos de Mexico, 4.50%, 11/19/2008	3,098,171
1,000,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	1,143,940

		TOTAL	34,274,483

		Consumer Cyclical - Automotive--1.3%
5,000,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	5,161,850
4,750,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	4,825,192
3,000,000		General Motors Corp., Note, 8.375%, 7/15/2033	3,270,960
2,100,000		General Motors Corp., Note, 9.45%, 11/1/2011	2,472,897

		TOTAL	15,730,899

		Consumer Cyclical - Entertainment--2.2%
2,750,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	2,876,665
4,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	5,101,875
6,000,000	[1]	Carnival Corp., 3.75%, 11/15/2007	5,996,640
11,550,000		International Speedway Corp., 7.875%, 10/15/2004	12,092,619
100,000		Time Warner, Inc., Company Guarantee, 6.625%, 5/15/2029	101,142

		TOTAL	26,168,941

		Consumer Cyclical - Healthcare--0.2%
2,450,000		HCA - The Healthcare Corp., 6.95%, 5/1/2012	2,570,760

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--1.9%
$3,150,000		CVS Corp., 5.625%, 3/15/2006	$3,366,342
3,900,000	[2]	Federated Department Stores, Inc., 6.625%, 4/1/2011	4,368,819
4,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	4,616,262
10,497,000	[2]	Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	9,709,725

		TOTAL	22,061,148

		Consumer Non Cyclical - Consumer Products--0.4%
4,650,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	5,135,413

		Consumer Non Cyclical - Food/Beverage--1.1%
4,800,000		Anheuser-Busch Cos., Inc., 4.95%, 1/15/2014	4,806,768
2,535,000		Anheuser-Busch Cos., Inc., Sr. Note, 7.10%, 6/15/2007	2,609,630
4,500,000		Kellogg Co., 7.45%, 4/1/2031	5,324,715

		TOTAL	12,741,113

		Consumer Non Cyclical - Healthcare--0.9%
1,300,000		Anthem, Inc., 6.80%, 8/1/2012	1,464,463
4,100,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	4,069,086
4,750,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	5,210,085

		TOTAL	10,743,634

		Consumer Non Cyclical - Tobacco--0.1%
1,375,000		Altria Group, Inc., 5.625%, 11/4/2008	1,384,130

		Education--0.7%
7,475,000		Boston University, 7.625%, 7/15/2097	8,740,368

		Energy - Independent--1.7%
5,000,000		Devon Financing Corp., 7.875%, 9/30/2031	5,932,250
4,200,000	[1]	EOG Co. of Canada, Company Guarantee, Series 144A, 7.00%, 12/1/2011	4,706,940
2,250,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	2,495,070
3,900,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	4,611,750
2,500,000		Sun Co., Inc., Deb., 9.375%, 6/1/2016	2,879,425

		TOTAL	20,625,435

		Energy - Integrated--2.0%
1,500,000		Conoco, Inc., 6.35%, 10/15/2011	1,667,580
4,100,000		Conoco, Inc., 7.25%, 10/15/2031	4,816,885
3,000,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	3,468,540
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	528,732
6,100,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	6,622,831
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,104,323
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	241,465
2,500,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	2,787,325

		TOTAL	24,237,681

Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Oil Field Services--0.0%
$210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	$238,279

		Energy - Refining--0.2%
2,250,000		Valero Energy Corp., 7.50%, 4/15/2032	2,466,450

		Finance - Automotive--1.7%
2,500,000	[2]	Ford Motor Credit Co., 7.00%, 10/1/2013	2,542,250
300,000		Ford Motor Credit Co., Note, 7.57%, 5/16/2005	298,488
3,700,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	3,779,883
6,250,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	6,519,937
7,375,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	7,765,875

		TOTAL	20,906,433

		Financial Inst. - Banking--6.0%
4,750,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	4,960,187
3,500,000		Ahmanson (H.F.) & Co., Sub. Note, 7.875%, 9/1/2004	3,644,725
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,108,520
2,500,000	[1]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	3,062,050
6,175,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	6,682,400
2,750,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	2,938,980
5,740,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	6,068,098
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,910,760
3,000,000		MBNA America Bank, N.A., 6.625%, 6/15/2012	3,317,340
215,000		NationsBank Corp., 6.125%, 7/15/2004	221,549
6,700,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	7,774,345
10,687,617	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	12,349,969
3,800,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	4,219,835
5,200,000		Union Planters Corp., 4.375%, 12/1/2010	5,127,668
2,400,000		Washington Mutual, Inc., Sub. Note, 6.875%, 6/15/2011	2,731,584

		TOTAL	71,118,010

		Financial Inst. - Brokerage--2.1%
6,995,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	7,424,073
115,000		Bear Stearns Cos., Inc., Sr. Note, 6.15%, 3/2/2004	116,451
3,800,000	[1]	Fidelity Investments, Bond, 7.57%, 6/15/2029	4,524,052
2,900,000	[2]	Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,894,490
2,600,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	2,889,588
190,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	219,372
185,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	200,322
5,750,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	6,236,105

		TOTAL	24,504,453

		Financial Inst. - Finance Captive--0.2%
2,000,000		American Express Co., 4.875%, 7/15/2013	1,997,480

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Inst. - Finance Noncaptive--1.1%
$4,050,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	$4,362,093
2,450,000		Capital One Financial Corp., Sr. Note, 7.25%, 12/1/2003	2,453,258
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	132,405
1,750,000		Household Finance Corp., Note, 6.375%, 10/15/2011	1,920,590
1,250,000		Household Finance Corp., Note, 6.75%, 5/15/2011	1,396,413
2,300,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	2,464,082
215,000		Newcourt Credit Group, Inc., Company Guarantee, 6.875%, 2/16/2005	227,188

		TOTAL	12,956,029

		Financial Inst. - Insurance - Life--3.5%
450,000	[2]	American General Corp., Note, 7.75%, 4/1/2005	483,205
4,300,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	5,348,598
2,950,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	2,321,620
7,800,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	8,296,548
3,000,000	[1]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	3,013,260
4,000,000	[1]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	4,174,160
1,225,000		Principal Financial Group, 6.125%, 10/15/2033	1,225,992
5,550,000		Prudential Financial, Inc., 5.75%, 7/15/2033	5,147,570
6,500,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	7,086,430
525,000		Transamerica Corp., Note, 6.75%, 11/15/2006	573,332
3,950,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	4,148,251

		TOTAL	41,818,966

		Financial Inst. - Insurance - P&C--1.4%
250,000		Allstate Corp., 6.125%, 12/15/2032	253,435
3,900,000	[1]	Liberty Mutual Insurance Co., Sub. Note, 8.20%, 5/4/2007	4,216,875
3,950,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	4,536,378
25,000		Progressive Corp., OH, Unsecd. Note, 7.30%, 6/1/2006	27,669
1,000,000	[1]	USF&G Corp., 8.312%, 7/1/2046	1,097,220
5,750,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	6,263,705

		TOTAL	16,395,282

		Financial Inst. - REITs--0.7%
185,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	208,619
430,000		Simon Property Group, Inc., 6.35%, 8/28/2012	464,280
3,250,000		Storage SUSA Partnership LP, 8.20%, 6/1/2017	4,130,555
3,000,000		The Rouse Co., 5.375%, 11/26/2013	2,964,090

		TOTAL	7,767,544

		Financial Services--0.1%
1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	995,730

Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial Products & Equipment--0.1%
$1,250,000		General Electric Co., Note, 5.00%, 2/1/2013	$1,256,950

		Sovereign--1.4%
3,500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	4,542,720
6,500,000		United Mexican States, 6.625%, 3/3/2015	6,703,125
4,800,000		United Mexican States, 7.50%, 4/8/2033	4,906,800

		TOTAL	16,152,645

		Supranational--0.5%
5,350,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	6,034,158

		Technology--0.6%
6,000,000		Unisys Corp., 8.125%, 6/1/2006	6,570,000

		Technology Services--0.8%
4,400,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,043,412
2,000,000		First Data Corp., 4.70%, 8/1/2013	1,964,720
1,965,000		International Business Machines Corp., Deb., 8.375%, 11/1/2019	2,557,330

		TOTAL	9,565,462

		Telecommunications & Cellular--0.5%
3,000,000	[2]	Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,988,120
2,762,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	3,331,745

		TOTAL	6,319,865

		Transportation - Airlines--1.0%
222,318		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	183,413
4,000,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	2,620,000
2,500,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	2,318,750
2,227,614		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	2,408,206
211,842		Northwest Airlines Corp., Pass Thru Cert., 7.575%, 3/1/2019	218,197
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,149,293
3,150,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	2,559,375

		TOTAL	12,457,234

		Transportation - Railroads--0.6%
2,829,788		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	3,344,384
350,000		Canadian Pacific RR, 6.25%, 10/15/2011	384,839
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,613,869

		TOTAL	7,343,092

Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--3.5%
$2,950,000		Arizona Public Service Co., 6.375%, 10/15/2011	$3,195,263
55,000		Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/2007	60,913
3,700,000		Duke Energy Corp., Note, 6.25%, 1/15/2012	3,974,762
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,179,097
7,650,000		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	8,109,000
700,000	[1]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	766,654
5,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	5,664,175
3,900,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	4,175,691
2,750,000	[1]	Oncor, Inc., Deb., 7.00%, 9/1/2022	3,017,218
875,000	[1]	Oncor, Inc., Sec. Fac. Bond, 6.375%, 5/1/2012	957,941
4,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	4,024,240
3,500,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	3,125,920

		TOTAL	42,250,874

		TOTAL CORPORATE BONDS (IDENTIFIED COST $629,432,703)	664,114,615

		MORTGAGE BACKED SECURITIES--0.1%
38,899		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	40,248
51,587		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	53,231
10,119		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	10,442
35,867		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	37,526
75,357		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	78,960
38,511		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	42,736
60,978		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	65,398
31,482		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	33,381
57,213		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	60,521
50,492		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	53,490
167,510		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	175,363
107,083		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	111,935
38,852		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	41,766
18,110		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	19,324
68,959		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	75,403
39,360		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	43,936
38,593		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	41,476

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $933,576)	985,136

Principal Amount or Shares			Value
		MUNICIPALS--3.4%
$5,630,000		Atlanta & Fulton County, GA Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena Project)/ (FSA INS), 12/1/2028	$6,220,925
3,000,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	3,473,550
6,050,000		Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018	6,709,148
3,090,000		McKeesport, PA, Taxable G.O. Series B 1997, 7.30% Bonds (MBIA Insurance Corp. INS), 3/1/2020	3,271,816
3,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC LOC), 12/1/2025	3,295,380
4,675,000		Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015	5,015,480
2,635,000		Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	2,944,850
2,200,000		Southeastern, PA Transportation Authority, (Series B), 8.75% Bonds (FGIC GTD), 3/1/2020	2,369,092
4,200,000		St. Johns County, FL Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026	4,544,904
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (MBIA GTD), 10/1/2026	2,585,003

		TOTAL MUNICIPALS (IDENTIFIED COST $37,150,099)	40,430,148

		PREFERRED STOCKS--1.6%
		Communications - Telecom Internet--0.0%
1,316		Global Crossing Holdings Ltd., PIK Pfd., 10.50%, Annual Dividend	12,663

		Financial Inst. - Brokerage--1.2%
142,000		Citigroup, Inc., Cumulative Pfd., Series F	7,636,945
130,000		Lehman Brothers Holdings, Inc., Pfd.	6,646,250

		TOTAL	14,283,195

		Financial Inst. - REITs--0.4%
80,000		Prologis Trust, Cumulative REIT Perpetual Pfd. Stock, Series C	4,727,504

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $16,132,747)	19,023,362

		ASSET-BACKED SECURITIES--0.6%
		Financial Inst. - Brokerage--0.3%
$2,934,854	[1]	World Financial, Class B, 6.91%, 9/1/2013	3,233,651

		Home Equity Loan--0.3%
3,100,610	[1]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	3,179,086

		Manufactured Housing--0.0%
3,850,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	250,211

		Structured Product (Abs)--0.0%
866,240		Green Tree Financial Corp. 1992-2, Class B, 9.15%, 1/15/2018	710,343

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $10,775,276)	7,373,291

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.1%
$325,000		Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030	$356,899
215,388		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	215,091
380,920	[1]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 4.0769%, 1/28/2025	271,789

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $868,392)	843,779

		U.S. TREASURY--0.9%
11,000,000		U.S. Treasury Note, 1.625%, 9/30/2005 (IDENTIFIED COST $10,998,281)	10,945,000

		MUTUAL FUNDS--39.4%[3]
2,527,013		Federated Mortgage Core Portfolio	25,623,911
17,229,623		Federated Prime Value Obligations Fund, IS Shares	17,229,623
19,985,473		Federated Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	19,985,473
59,671,415		High Yield Bond Portfolio	407,555,764

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $524,174,090)	470,394,771

		TOTAL INVESTMENTS--101.6% (IDENTIFIED COST $1,230,465,164)[4]	1,214,110,102

		OTHER ASSETS AND LIABILITIES - NET--(1.6)%	(18,712,332)

		TOTAL NET ASSETS--100%	$1,195,397,770

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At November 30, 2003, these securities amounted to $99,751,050 which represents 8.3% of total net assets.

2 Certain principal or share amounts are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $1,234,015,209.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
PIK	--Payment in Kind
REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value including $470,394,771 of investments in affiliated issuers (Note 6) and $19,582,247 of securities loaned (identified cost $1,230,465,164)		$1,214,110,102
Cash		145,289
Income receivable		13,015,392
Receivable for investments sold		100,000
Receivable for shares sold		2,908,737

TOTAL ASSETS		1,230,279,520

Liabilities:
Payable for investments purchased	$6,693,132
Payable for shares redeemed	5,561,378
Income distribution payable	1,978,286
Payable on collateral due to broker	19,985,473
Payable for transfer and dividend disbursing agent fees and expenses (Note 6)	24,566
Payable for portfolio accounting fees (Note 6)	17,379
Payable for distribution services fee (Note 6)	353,078
Payable for shareholder services fee (Note 6)	226,612
Accrued expenses	41,846

TOTAL LIABILITIES		34,881,750

Net assets for 131,972,037 shares outstanding		$1,195,397,770

Net Assets Consist of:
Paid in capital		$1,279,269,169
Net unrealized depreciation of investments		(16,354,956)
Accumulated net realized loss on investments		(64,672,353)
Distributions in excess of net investment income		(2,844,090)

TOTAL NET ASSETS		$1,195,397,770

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($377,435,937 ÷ 41,758,693 shares outstanding)		$9.04

Offering price per share (100/95.50 of $9.04)[1]		$9.47

Redemption proceeds per share		$9.04

Class B Shares:
Net asset value per share ($480,042,431 ÷ 52,965,146 shares outstanding)		$9.06

Offering price per share		$9.06

Redemption proceeds per share (94.50/100 of $9.06)[1]		$8.56

Class C Shares:
Net asset value per share ($91,905,146 ÷ 10,136,932 shares outstanding)		$9.07

Offering price per share (100/99.00 of $9.07)[1]		$9.16

Redemption proceeds per share (99.00/100 of $9.07)[1]		$8.98

Class F Shares:
Net asset value per share ($246,014,256 ÷ 27,111,266 shares outstanding)		$9.07

Offering price per share (100/99.00 of $9.07)[1]		$9.16

Redemption proceeds per share (99.00/100 of $9.07)[1]		$8.98

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2003

Investment Income:
Dividends (including $35,017,940 received from affiliated issuers (Note 6))			$36,180,005
Interest (including income on securities loaned of $48,446)			50,781,717

TOTAL INCOME			86,961,722

Expenses:
Investment adviser fee (Note 6)		$8,847,541
Administrative personnel and services fee (Note 6)		891,743
Custodian fees		55,010
Transfer and dividend disbursing agent fees and expenses (Note 6)		1,054,674
Directors'/Trustees' fees		18,682
Auditing fees		17,544
Legal fees		5,342
Portfolio accounting fees (Note 6)		179,747
Distribution services fee--Class B Shares (Note 6)		3,526,874
Distribution services fee--Class C Shares (Note 6)		648,303
Shareholder services fee--Class A Shares (Note 6)		915,262
Shareholder services fee--Class B Shares (Note 6)		1,175,625
Shareholder services fee--Class C Shares (Note 6)		216,101
Shareholder services fee--Class F Shares (Note 6)		642,193
Share registration costs		102,036
Printing and postage		79,047
Insurance premiums		2,559
Taxes		78,547
Miscellaneous		10,687

TOTAL EXPENSES		18,467,517

Waivers (Note 6):
Waiver of investment adviser fee	$(1,251,666)
Waiver of administrative personnel and services fee	(3,645)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,832)
Waiver of shareholder services fee--Class A Shares	(183,052)
Waiver of shareholder services fee--Class F Shares	(51,376)

TOTAL WAIVERS		(1,492,571)

Net expenses			16,974,946

Net investment income			69,986,776

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including realized gain of $3,122,757 on sales of investments in affiliated issuers) (Note 6)			(1,057,077)
Net change in unrealized depreciation of investments			75,237,380

Net realized and unrealized gain on investments			74,180,303

Change in net assets resulting from operations			$144,167,079

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$69,986,776	$67,908,379
Net realized loss on investments	(1,057,077)	(14,123,025)
Net change in unrealized appreciation/depreciation of investments	75,237,380	(13,843,773)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	144,167,079	39,941,581

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(23,736,571)	(17,823,793)
Class B Shares	(26,735,648)	(25,070,305)
Class C Shares	(4,914,465)	(4,935,784)
Class F Shares	(16,521,769)	(18,841,402)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(71,908,453)	(66,671,284)

Share Transactions:
Proceeds from sale of shares	479,778,364	388,166,294
Net asset value of shares issued to shareholders in payment of distributions declared	46,129,594	38,115,379
Cost of shares redeemed	(478,841,519)	(320,850,241)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	47,066,439	105,431,432

Change in net assets	119,325,065	78,701,729

Net Assets:
Beginning of period	1,076,072,705	997,370,976

End of period (including distributions in excess of net investment income of $(2,844,090) and $(2,661,257), respectively)	$1,195,397,770	$1,076,072,705

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated Investment Series Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of one portfolio. The financial statements included herein are those of Federated Bond Fund (the "Fund"), a diversified portfolio. The Fund offers four classes of shares: Class A, Class B, Class C and Class F Shares. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sales price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission ("SEC"), the Fund may invest in Federated Core Trust (the "Core Trust") which is independently managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act. Core Trust is available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. Federated receives no advisory or administrative fees on behalf of the Core Trust. Income distributions from the Core Trust is declared daily and paid monthly. Capital gain distributions, if any, are declared annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potentially inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund along with other affiliated investment companies, may utilize a joint account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payments of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2003 securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$19,582,247	$19,985,473

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and classify gains and losses realized on principal payments received on mortgage-backed securities (paydown gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/ depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of interest income on the financial statements is as follows:

As of 12/1/2001			For the Year Ended 11/30/2002
	Cost of Investments	Undistributed Net Investment Income	Accumulated Gain (Loss) on Investments	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)
Increase (Decrease)	$(2,575,944)	$(2,483,593)	$(92,351)	$(1,237,834)	$(585,572)	$1,823,406

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

4. CAPITAL STOCK

At November 30, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended November 30	2003		2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	30,050,813	$266,790,031	20,765,195	$176,904,129
Shares issued to shareholders in payment of distributions declared	1,925,704	17,078,489	1,265,245	10,759,962
Shares redeemed	(27,860,864)	(248,488,490)	(11,061,823)	(94,345,082)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,115,653	$35,380,030	10,968,617	$93,319,009

Year Ended November 30	2003		2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	13,963,934	$123,964,450	16,002,955	$137,097,403
Shares issued to shareholders in payment of distributions declared	1,760,692	15,654,859	1,606,506	13,711,088
Shares redeemed	(12,841,918)	(114,266,784)	(11,002,599)	(93,983,999)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	2,882,708	25,352,525	6,606,862	$56,824,492

Year Ended November 30	2003		2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,020,143	$35,913,478	2,738,575	$23,495,847
Shares issued to shareholders in payment of distributions declared	268,357	2,388,399	254,409	2,173,286
Shares redeemed	(3,226,312)	(28,778,804)	(3,409,262)	(29,147,060)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,062,188	$9,523,073	(416,278)	$(3,477,927)

Year Ended November 30	2003		2002
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	5,979,184	$53,110,405	5,900,576	$50,668,915
Shares issued to shareholders in payment of distributions declared	1,237,468	11,007,847	1,341,930	11,471,043
Shares redeemed	(9,785,062)	(87,307,441)	(12,053,373)	(103,374,100)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(2,568,410)	$(23,189,189)	(4,810,867)	$(41,234,142)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,492,139	$47,066,439	12,348,334	$105,431,432

5. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for defaulted interest, expired capital loss carryforwards and discount accretion/premium amortization on debt securities.

For the year ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$(111,422)	$1,738,844	$(1,627,422)

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2003 and November 30 2002, was as follows:

	2003	2002
Ordinary income[1]	$71,908,453	$66,671,284

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 3,075,370

Net unrealized depreciation	$19,905,001

Capital loss carryforward	$61,163,647

The difference between book-basis and tax basis net unrealized appreciation/depreciation is attributable in part to differing treatments for deferral of losses from wash sales, defaulted interest and discount accretion/premium amortization on debt securities.

At November 30, 2003, the cost of investments for federal tax purposes was $1,234,015,209. The net unrealized depreciation of investments for federal tax purposes was $19,905,001. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,354,558 and net unrealized depreciation from investments for those securities having an excess of cost over value of $78,259,559.

At November 30, 2003, the Fund had a capital loss carryforward of $61,163,647 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 1,159,442

2005	$ 1,501,483

2006	$ 10,134,280

2007	$ 27,803,544

2008	$ 2,000,841

2010	$15,739,984

2011	$ 2,824,073

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in other funds, which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

Federated Mortgage Core Portfolio	$932,121

High Yield Bond Portfolio	$33,762,344

Prime Value Obligations Fund	$323,475

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended November 30, 2003, the fees paid to FAS and FServ were $75,058 and $813,040, respectively.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the year ended November 30, 2003, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charge

For the fiscal year ended November 30, 2003, FSC the principal distributor retained $200,733 in sales charges from the sale of Class A Shares. FSC also retained $48,305 of contingent deferred sales charges relating to redemptions of Class A Shares and $13,195 and $28,785 relating to redemptions of Class C and Class F Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2003, were as follows:

Purchases	$333,410,591

Sales	$287,629,419

8. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the fiscal year ended November 30, 2003.

For the fiscal year ended November 30, 2003, 2.05% of the distributions from net investment income paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED INVESTMENT SERIES FUNDS, INC. AND SHAREHOLDERS OF FEDERATED BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Bond Fund (the "Fund") (a portfolio of the Federated Investment Series Funds, Inc.) as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2003 and 2002, and the financial highlights for the periods as of November 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Bond Fund as of November 30, 2003, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 23, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Corporation comprises one portfolio and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1992

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1992

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1992

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: May 1992

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: May 1992

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1992

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1992	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1992

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania, Passport Research, Ltd. and Passport Research II, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1993. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

29747 (1/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Investment Series Funds, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 27, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 27, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 27, 2004